LOANS PAYABLE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest payable	$ 650,278	$ 357,913
Loans Payable [Member]
Disclosure of detailed information about borrowings [line items]
Increase in loans payable and foreign exchange expense			$ 431,708
Interest expense	144,473	336,817	$ 20,052
Interest payable	$ 88,018	$ 73,615		$ 64,725
Loans Payable [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%	0.00%		0.00%
Loans Payable [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	41.00%	61.00%		41.00%